NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Net interest income

			R$ thousand
	Year ended December 31
	2021	2020	2019
Interest and similar income
Loans and advances to banks	9,043,136	6,802,466	6,874,429
Loans and advances to customers:
- Loans	72,338,735	67,443,078	67,807,238
- Leases	247,502	152,978	256,455
Financial assets:
- At fair value through profit or loss	18,631,552	13,982,931	19,436,407
- Fair value through other comprehensive income	17,975,178	13,632,071	12,567,751
- At amortized cost	16,873,684	15,698,407	13,139,371
Compulsory deposits with the Central Bank	3,101,796	2,017,605	4,304,875
Other financial interest income	11,763	13,835	31,179
Total	138,223,346	119,743,371	124,417,705

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(100,492)	(28,232)	(267,636)
- Funding in the open market	(12,529,476)	(8,423,041)	(11,784,845)
- Borrowings and onlending	(3,351,886)	(5,907,385)	(4,400,636)
Deposits from customers:
- Savings accounts	(4,268,873)	(3,049,149)	(4,568,663)
- Time deposits	(11,175,855)	(5,634,342)	(7,707,131)
Securities issued	(7,348,164)	(4,786,206)	(9,250,005)
Subordinated debt	(3,154,164)	(2,403,327)	(3,708,924)
Technical provisions for insurance, Pension Plans and capitalization bonds	(13,192,413)	(18,344,005)	(16,930,146)
Total	(55,121,323)	(48,575,687)	(58,617,986)

Net interest income	83,102,023	71,167,684	65,799,719